SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2026
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 9 - SEGMENT INFORMATION

Segment Activities Disclosure:

TAT operates under four segments: (i) OEM of heat transfer solutions and aviation accessories mainly through its Kiryat Gat facility; (ii) MRO services for heat transfer components and OEM of heat transfer solutions through its Limco subsidiary; (iii) MRO services for aviation components (mainly APU and LG) through its Piedmont subsidiary; and (iv) Overhaul and coating of jet engine components through its Turbochrome subsidiary.

▪	OEM of heat transfer solutions and aviation accessories primarily include the design, development and manufacture of (i) broad range of heat transfer solutions, such as pre-coolers heat exchangers and oil/fuel hydraulic heat exchangers, used in mechanical and electronic systems on board of commercial, military and business aircraft; (ii) environmental control and power electronics cooling systems installed on board aircraft in and ground applications; and (iii) a variety of other mechanical aircraft accessories and systems such as pumps, valves, and turbine power units.

▪	MRO services for heat transfer components and OEM of heat transfer solutions primarily include the MRO of heat transfer components and to a lesser extent, the manufacturing of certain heat transfer solutions. TAT’s Limco subsidiary operates an FAA-certified repair station, which provides heat transfer MRO services for airlines, air cargo carriers, maintenance service centers and the military.

▪	MRO services for aviation components include the MRO of APUs, landing gears and other aircraft components, as well as APU lease activity. TAT’s Piedmont subsidiary operates an FAA-certified repair station, which provides aircraft component MRO services for airlines, air cargo carriers, maintenance service centers and the military.

▪	TAT’s activities in the area of overhaul and coating of jet engine components includes the overhaul and coating of jet engine components, including turbine vanes and blades, fan blades, variable inlet guide vanes and afterburner flaps.

The Group’s chief operating decision-maker ("CODM") is the CEO of the Company. The CODM evaluates segment performance and allocates the Company’s resources, the CODM uses segment measures of revenue, gross profit, operating income and total assets. The CODM reviews budget-to-actual variances of both profit measures on a monthly basis when making decisions about allocation of the Company’s resources to the segments.

Segments statement operations disclosure:

The following financial information is the information that CODM uses for analyzing the segment results. The following financial information is a summary of the operating income of each operational segment:

	Three Months Ended September 30, 2026
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Elimination of Intercompany sales	Consolidated
Revenues – external	$11,230	$11,948	$30,150	$2,235	$-	$55,563
Revenues – internal	49	83	115	-	(247)	-

Cost of revenues	7,344	8,070	21,293	1,828	(159)	38,376
Gross profit	3,935	3,961	8,972	407	(88)	17,187

Research and development	254	379	-	93	-	726
Selling and marketing	498	541	1,154	191	-	2,384
General and administrative	1,739	969	2,091	242	-	5,041
Operating income (loss)	$1,444	$2,072	$5,727	$(119)	$(88)	9,036

Gain on sale of equity investment						-
Interest expenses						(216)
Other financial income, net						273
Income before taxes						$9,093

	Three Months Ended September 30, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Elimination of Intercompany sales	Consolidated

Revenues – external	$10,397	$10,550	$22,980	$2,308	$-	$46,235
Revenues – internal	160	608	-	-	(768)	-

Cost of revenues	7,382	8,504	18,146	1,400	(798)	34,634
Gross profit	3,175	2,654	4,834	908	30	11,601

Research and development	73	180	-	70	-	323
Selling and marketing	345	580	925	143	-	1,993
General and administrative	1,626	856	1,378	165	-	4,025
Operating income	$1,131	$1,038	$2,531	$530	$30	5,260

Financial income, net						30
Income before taxes						$5,290

	Nine Months Ended September 30, 2026
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Elimination of Intercompany sales	Consolidated

Revenues – external	$33,059	$34,881	$74,653	$7,055	$-	$149,648
Revenues – internal	91	278	189	-	(558)	-

Cost of revenues	23,318	24,360	57,083	4,907	(558)	109,110
Gross profit	9,832	10,799	17,759	2,148	-	40,538

Research and development	697	926	-	209	-	1,832
Selling and marketing	1,873	1,534	3,160	529	-	7,096
General and administrative	4,294	3,083	5,878	711	-	13,966
Operating income	$2,968	$5,256	$8,721	$699	-	17,644

Gain on sale of equity investment						4,324
Interest expenses						(546)
Other financial income, net						92
Income before taxes						$21,514

	Nine Months Ended September 30, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Elimination of Intercompany sales	Consolidated

Revenues – external	$30,091	$33,371	$61,274	$6,745	$-	$131,481
Revenues – internal	497	1,506	-	-	(2,003)	-

Cost of revenues	21,269	25,466	50,891	3,591	(2,116)	99,101
Gross profit	9,319	9,411	10,383	3,154	113	32,380

Research and development	391	494	-	2	-	887
Selling and marketing	1,249	1,716	2,722	419	-	6,106
General and administrative	4,106	2,594	4,337	485	-	11,522
Operating income	3,573	4,607	3,324	2,248	113	13,865

Financial expenses, net						(1,128)
Income before taxes						$12,737

The following financial information identifies the assets, depreciation and amortization, and capital expenditures to segments:

	Nine Months Ended September 30, 2026
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Amounts not allocated to segments	Consolidated

Total assets	$71,676	$46,689	$126,386	$10,156	$(237)	$254,670
Depreciation and amortization	828	878	2,203	279	(122)	4,066
Expenditure for segment assets	1,471	630	4,755	308	-	7,164

	Year Ended December 31, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Amounts not allocated to segments	Consolidated

Total assets	$78,541	$45,305	$93,473	$10,321	$(911)	$226,729
Depreciation and amortization	905	1,107	2,894	356	(161)	5,101
Expenditure for segment assets	3,179	839	7,180	225	-	11,423